UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10371
LORD ABBETT BLEND TRUST
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	4/30/2005

Item 1:      Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND April 30, 2005

Investments	Shares	Value (000)
COMMON STOCKS 96.10%

Air Transportation 1.67%
AirTran Holdings, Inc.*	277,900	$2,306
Pinnacle Airlines Corp.*	278,300	2,878
Republic Airways Holdings Inc.*	384,600	4,700
Total		9,884

Auto Components 1.63%
Wabash National Corp.	378,950	9,663

Banks: Outside New York City 1.00%
Hanmi Financial Corp.	177,658	2,603
PrivateBancorp, Inc.	105,300	3,290
Total		5,893

Building: Materials 3.98%
Watsco, Inc.	542,950	23,559

Building: Miscellaneous 1.62%
Drew Industries, Inc.*	252,500	9,565

Building: Roofing & Wallboard 3.44%
Beacon Roofing Supply, Inc.*	273,000	6,061
ElkCorp	520,400	14,311
Total		20,372

Casinos & Gambling 1.78%
Alliance Gaming Corp.*	923,800	10,531

Coal 3.22%
Massey Energy Co.	527,400	19,044

Communications & Media 0.98%
Entravision Communications Corp.*	735,900	5,792

Communications Technology 0.04%
Inter-Tel, Inc.	12,400	236

Computer Services Software & Systems 4.32%
CACI Int’l. Inc. Class A*	169,200	10,511
Lionbridge Technologies, Inc.*	556,628	2,366
Websense, Inc.*	238,500	12,652
Total		25,529

Computer Technology 2.63%
RadiSys Corp.*	431,700	$6,044
Stratasys, Inc.*	350,809	9,489
Total		15,533

Consumer Electronics 1.25%
Universal Electronics Inc.*	451,540	7,401

Diversified Financial Services 2.59%
Texas United Bancshares, Inc.	88,069	1,519
U.S.I. Holdings Corp.*	1,215,839	13,788
Total		15,307

Diversified Manufacturing 1.66%
Hexcel Corp.*	600,300	9,845

Drugs & Pharmaceuticals 3.35%
Noven Pharmaceuticals, Inc.*	412,718	6,863
Par Pharmaceutical Cos., Inc.*	118,200	3,550
QLT Inc.*(a)	656,500	7,038
Taro Pharmaceutical Industries Ltd.*(a)	82,000	2,383
Total		19,834

Electrical Equipment & Components 1.73%
Genlyte Group, Inc. (The)*	129,334	10,261

Electronics: Instruments, Gauges & Meters 2.12%
Measurement Specialties, Inc.*	565,200	12,536

Electronics: Medical Systems 1.01%
Analogic Corp.	68,015	2,837
TriPath Imaging, Inc.*	490,200	3,147
Total		5,984

Foods 1.79%
J & J Snack Foods Corp.	216,068	10,576

Healthcare Facilities 2.84%
ICON plc ADR*	246,075	8,179
LCA-Vision Inc.	220,494	8,641
Total		16,820

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Homebuilding 4.79%
Centex Corp.	154,900	$8,941
Ryland Group, Inc.	315,500	19,371
Total		28,312

Household Furnishings 4.13%
Select Comfort Corp.*	1,104,145	24,424

Identification Control & Filter Devices 0.93%
X-Rite, Inc.	527,632	5,472

Insurance: Multi-Line 2.79%
Hilb, Rogal & Hobbs Co.	471,200	16,497

Insurance: Property-Casualty 5.91%
First Acceptance Corp.*	162,500	1,625
HCC Insurance Holdings, Inc.	498,500	17,732
Ohio Casualty Corp.*	665,992	15,617
Total		34,974

Machinery: Construction & Handling 0.55%
Astec Industries, Inc.*	138,353	3,224

Machinery: Industrial/Specialty 3.20%
Actuant Corp. Class A*	444,200	18,918

Machinery: Oil Well Equipment & Services 3.18%
Key Energy Services, Inc.*	255,500	2,874
Pride Int’l., Inc.*	713,500	15,911
Total		18,785

Medical & Dental Instruments & Supplies 3.30%
Bio-Rad Laboratories, Inc.*	134,000	6,477
ICU Medical, Inc.*	368,217	13,046
Total		19,523

Medical Services 1.17%
Option Care, Inc.	486,787	6,927

Metal Fabricating 0.80%
Commercial Metals Co.	184,500	4,707

Metals & Minerals Miscellaneous 1.33%
Cleveland-Cliffs Iron Co. (The)	135,900	$7,884

Oil: Crude Producers 1.89%
Grey Wolf, Inc.*	1,860,900	11,165

Radio & TV Broadcasters 1.84%
Regent Communications, Inc.*	2,042,631	10,867

Recreational Vehicles & Boats 0.48%
Thor Industries, Inc.	105,200	2,835

Rental & Leasing Services: Consumer 1.01%
Dollar Thrifty Automotive Group, Inc.*	176,600	5,978

Restaurants 1.71%
Dave & Buster’s, Inc.*	449,600	7,576
Ruby Tuesday, Inc.	113,500	2,554
Total		10,130

Retail 2.88%
Global Imaging Systems, Inc.*	261,610	9,075
Goody’s Family Clothing, Inc.	269,383	2,222
Insight Enterprises, Inc.*	80,500	1,457
Tuesday Morning Corp.*	163,700	4,299
Total		17,053

Savings & Loan 1.63%
Brookline Bancorp, Inc.	642,565	9,638

Services: Commercial 2.83%
Harris Interactive Inc.*	980,240	4,078
SM&A*(b)	1,501,737	12,689
Total		16,767

Shipping 0.39%
Excel Maritime Carriers Ltd.*(a)	161,800	2,302

Steel 0.90%
Gibraltar Industries, Inc.	254,390	5,345

Telecommunications Equipment 0.46%
SpectraLink Corp.	246,600	2,740

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Textiles Apparel Manufacturers 1.47%
Warnaco Group, Inc. (The)*	388,083	$8,716

Transportation Miscellaneous 0.91%
Vitran Corp. Inc.*(a)	361,100	5,366

Truckers 0.70%
Rush Enterprises, Inc. Class A*	281,400	4,117

Wholesalers 0.27%
LKQ Corp.*	80,142	1,614

Total Common Stocks (Cost $537,317,848)		568,445

	Principal
Investments	Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.87%

Repurchase Agreement 4.87%
Repurchase Agreement dated 4/29/2005, 2.22% due 5/2/2005 with State Street Bank & Trust Co. collateralized by $29,440,000 of Federal National Mortgage Assoc. at zero coupon due 5/11/2005; value: $29,412,326; proceeds: $28,840,835 (Cost $28,835,500)	$28,836	28,836

Total Investments in Securities 100.97% (Cost $566,153,348)		597,281
Liabilities in Excess of Cash and Other Assets (0.97%)		(5,751)
Net Assets 100.00%		$591,530

*	Non-income producing security.
(a)	Foreign security traded in U.S. Dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). See Note 4.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management company, organized as a Delaware Business Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”).  The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001.  The Fund is diversified under the Act.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or  U.S. government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  FEDERAL TAX INFORMATION

As of April 30, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$566,600,803
Gross unrealized gain	53,620,025
Gross unrealized loss	(22,939,740)
Net unrealized security gain	$30,680,285

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.  TRANSACTION WITH AFFILIATED ISSUER

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting shares of the underlying issuer at any time during the fiscal year. The Fund had the following transaction with an affiliated issuer during the period ended April 30, 2005:

Affiliated issuer	Balance of Shares Held at 7/31/2004	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2005	Value at 4/30/2005
SM&A	1,214,515	291,822	(4,600)	1,501,737	$12,689,678

5.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund’s performance.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 22, 2005